Schedule of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Balance at the beginning of the year	¥ (123,038)	¥ (147,424)	¥ (163,233)
(Additions)/Reversals	(1,707)	24,386	15,809
Balance at end of the year	¥ (124,745)	¥ (123,038)	¥ (147,424)